UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-PX

           ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number 811-21286

Name of Fund:  Preferred Income Strategies Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:
       Robert C. Doll, Jr., Chief Executive Officer, Preferred Income Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/2006

Date of reporting period: 07/01/2005 - 06/30/2006

Item 1 - Proxy Voting Record

The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote; and

(i) Whether the registrant cast its vote for or against management.



******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21286
Reporting Period: 07/01/2005 - 06/30/2006
Preferred Income Strategies Fund, Inc.









==================== PREFERRED INCOME STRATEGIES FUND, INC. ====================


PACIFIC GAS &  ELECTRIC COMPANY

Ticker:       PCG.PA         Security ID:  694308206
Meeting Date: APR 19, 2006   Meeting Type: Annual
Record Date:  FEB 21, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director David R. Andrews           For       For        Management
1.2   Elect Director Leslie S. Biller           For       For        Management
1.3   Elect Director David A. Coulter           For       For        Management
1.4   Elect DirectoR C. Lee Cox                 For       For        Management
1.5   Elect Director Peter A. Darbee            For       For        Management
1.6   Elect Director Maryellen C. Herringer     For       For        Management
1.7   Elect Director Thomas B. King             For       For        Management
1.8   Elect Director Mary S. Metz               For       For        Management
1.9   Elect Director Barbara L. Rambo           For       For        Management
1.10  Elect Director Barry Lawson Williams      For       For        Management
2     Ratify Auditors                           For       For        Management


--------------------------------------------------------------------------------

WACHOVIA PREFERRED  FUNDING CORP

Ticker:       WNA PR         Security ID:  92977V206
Meeting Date: MAY 16, 2006   Meeting Type: Annual
Record Date:  MAR 31, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director James E. Alward            For       For        Management
1.2   Elect Director Joel J. Griffin            For       For        Management
1.3   Elect Director Charles F. Jones           For       For        Management
1.4   Elect Director G. Kennedy Thompson        For       Withhold   Management


--------------------------------------------------------------------------------

WACHOVIA PREFERRED  FUNDING CORP

Ticker:       WNA PR         Security ID:  92977V206
Meeting Date: NOV 8, 2005    Meeting Type: Annual
Record Date:  SEP 30, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director James E. Alward            For       For        Management
1.2   Elect Director Joel J. Griffin            For       For        Management
1.3   Elect Director Charles F. Jones           For       For        Management
1.4   Elect Director G. Kennedy Thompson        For       For        Management


--------------------------------------------------------------------------------

WEINGARTEN REALTY INVESTORS

Ticker:       WRI            Security ID:  948741509
Meeting Date: MAY 1, 2006    Meeting Type: Annual
Record Date:  MAR 14, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Stanford Alexander         For       For        Management
1.2   Elect Director Andrew M. Alexander        For       For        Management
1.3   Elect Director J. Murry Bowden            For       For        Management
1.4   Elect Director James W. Crownover         For       For        Management
1.5   Elect Director Robert J. Cruikshank       For       For        Management
1.6   Elect Director Melvin A. Dow              For       For        Management
1.7   Elect Director Stephen A. Lasher          For       For        Management
1.8   Elect Director Douglas W. Schnitzer       For       For        Management
1.9   Elect Director Marc J. Shapiro            For       For        Management
2     Ratify Auditors                           For       For        Management
3     Amend Omnibus Stock Plan                  For       For        Management
4     Performance-Based Equity Awards           Against   Against    Shareholder

========== END NPX REPORT


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Preferred Income Strategies Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Preferred Income Strategies Fund, Inc.


Date: September 7, 2006